Intangible Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Transfers	$ 10	$ (11,841)
Additions	3,327	2,946
Disposals	(12)	(12,572)
Cost	109,241	114,445	$ 97,040
Goodwill Other Than Intangible Assets [Member]
Statement [Line Items]
Beginning balance	1,777	1,777
Additions	6	0
Disposals	0	0
Transfers	0	0
Currency translation adjustment	1
Amortization charges (i)	0	0
Ending balance	1,784	1,777	1,777
Goodwill Other Than Intangible Assets [Member] | Net book value [Member]
Statement [Line Items]
Cost	1,784	1,777	1,777
Accumulated amortization	0	0	0
Net book value	1,784	1,777	1,777
Information Systems And Software [Member]
Statement [Line Items]
Beginning balance	926	1,702
Transfers	0	0
Currency translation adjustment	0
Amortization charges (i)	(690)	(1,308)
Ending balance	772	926	1,702
Additions	536	532
Disposals	0	0
Information Systems And Software [Member] | Net book value [Member]
Statement [Line Items]
Cost	11,627	11,091	10,559
Accumulated amortization	(10,855)	(10,165)	(8,857)
Net book value	772	926	1,702
Future units to be received from barters and others [Member]
Statement [Line Items]
Beginning balance	26,815	23,582
Transfers	27,412	(742)
Currency translation adjustment	0
Amortization charges (i)	(37)	(85)
Ending balance	62,035	26,815	23,582
Additions	8,082	4,725
Disposals	(237)	(665)
Future units to be received from barters and others [Member] | Net book value [Member]
Statement [Line Items]
Cost	66,211	30,954	27,635
Accumulated amortization	(4,176)	(4,139)	(4,053)
Net book value	62,035	26,815	23,582
Totals [Member]
Statement [Line Items]
Beginning balance	29,518	27,061
Transfers	27,412	(742)
Currency translation adjustment	1
Amortization charges (i)	(727)	(1,393)
Ending balance	64,591	29,518	27,061
Additions	8,624	5,257
Disposals	(237)	(665)
Totals [Member] | Net book value [Member]
Statement [Line Items]
Cost	79,622	43,822	39,971
Accumulated amortization	(15,031)	(14,304)	(12,910)
Net book value	$ 64,591	$ 29,518	$ 27,061